Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Loss and Comprehensive Loss
Revenue (Note 20)	$ 89,562	$ 85,016	$ 45,051
Cost of sales (Note 21)	(75,060)	(72,092)	(84,794)
Depletion and amortization (Note 8)	(20,849)	(21,340)	(15,795)
Care and maintenance costs	(3,842)	(4,500)	(12,733)
Corporate general and administrative (Note 22)	(8,606)	(9,380)	(10,267)
Exploration costs	(3,432)	(3,784)	(3,875)
Accretion on decommissioning provision	(587)	(427)	(203)
Interest and financing expense	(8,189)	(1,798)	(4,870)
Foreign exchange gain (loss)	404	(3,558)	391
Gain on disposal of assets	402	0	0
Impairment to property, plant and equipment (Note 8)	(6,000)	(13,440)	(55,979)
Loss on metals contract liability (Note 9)	(3,396)	(657)	(20,780)
Other gain on derivatives (Note 10 and 25)	120	214	1,668
Fair value loss on royalty payable (Note 14)	(760)	0	0
Gain on government loan forgiveness (Note 13)	0	4,277	0
Loss before income taxes	(40,233)	(41,469)	(162,186)
Income tax recovery (expense) (Note 23)	2,060	(3,718)	1,610
Net loss	(38,173)	(45,187)	(160,576)
Attributable to:
Shareholders of the Company	(34,958)	(43,104)	(157,674)
Non-controlling interests (Note 19)	(3,215)	(2,083)	(2,902)
Net loss	(38,173)	(45,187)	(160,576)
Other comprehensive income (loss)
Remeasurement of post-employment benefit obligations	878	4,650	2,465
Deferred income taxes	(184)	(977)	(1,708)
Items that may be reclassified subsequently to net loss
Foreign currency translation reserve	(1,472)	2,964	(9)
Other comprehensive income (loss)	(778)	6,637	748
Comprehensive loss	(38,951)	(38,550)	(159,828)
Attributable to:
Shareholders of the Company	(36,014)	(37,936)	(157,705)
Non-controlling interests (Note 19)	(2,937)	(614)	(2,123)
Comprehensive loss	$ (38,951)	$ (38,550)	$ (159,828)
Loss per share attributable to shareholders of the Company
Basic and diluted	$ (0.16)	$ (0.23)	$ (1.11)
Weighted average number of common shares outstanding
Basic and diluted (Note 18)	212,701,865	184,416,034	141,887,984